Exhibit 99.2

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2023

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2023, leases with a total base residual value of $25,025,294.89 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2023,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	December	$1,216,656,462.00
2024-	January	$1,166,622,063.27	$22,014,857.33	7.24%	$39,737,501.47	3.72%
	February	$1,130,216,510.30	$21,508,617.83	7.07%	$26,368,968.39	2.47%
	March	$1,086,338,666.72	$20,873,585.87	6.86%	$34,118,301.77	3.19%
	April	$1,035,631,911.61	$20,129,340.58	6.62%	$41,259,987.13	3.86%
	May	$987,147,257.99	$19,398,322.57	6.38%	$39,270,284.82	3.67%
	June	$939,587,121.00	$18,688,229.65	6.15%	$38,579,092.20	3.61%
	July	$896,902,123.90	$18,020,969.98	5.93%	$33,903,533.93	3.17%
	August	$850,374,049.31	$17,293,400.54	5.69%	$38,054,440.32	3.56%
	September	$794,033,086.90	$16,329,043.51	5.37%	$48,374,155.91	4.53%
	October	$745,233,178.23	$15,528,049.20	5.11%	$41,080,033.51	3.84%
	November	$701,243,394.66	$14,776,944.12	4.86%	$36,541,146.12	3.42%
	December	$655,174,811.98	$13,958,733.65	4.59%	$39,005,586.37	3.65%
2025-	January	$614,024,921.30	$13,221,251.12	4.35%	$34,371,365.77	3.22%
	February	$567,662,148.63	$12,343,013.09	4.06%	$40,057,841.39	3.75%
	March	$525,208,215.03	$11,547,569.37	3.80%	$36,488,535.07	3.41%
	April	$463,807,437.97	$10,344,172.98	3.40%	$56,221,295.92	5.26%
	May	$398,827,781.24	$9,028,077.25	2.97%	$60,512,472.67	5.66%
	June	$327,261,371.66	$7,524,236.40	2.47%	$67,964,096.61	6.36%
	July	$255,166,522.00	$5,982,710.99	1.97%	$69,330,307.62	6.49%
	August	$182,937,792.54	$4,426,266.28	1.46%	$70,311,697.20	6.58%
	September	$110,993,495.67	$2,812,459.52	0.92%	$70,930,732.82	6.64%
	October	$53,191,408.67	$1,487,991.88	0.49%	$57,405,538.90	5.37%
	November	$44,347,188.13	$1,265,887.15	0.42%	$8,101,382.05	0.76%
	December	$37,446,497.93	$1,085,069.27	0.36%	$6,251,701.60	0.58%
2026-	January	$28,119,959.12	$843,582.50	0.28%	$8,851,180.25	0.83%
	February	$25,280,480.70	$765,075.25	0.25%	$2,350,916.20	0.22%
	March	$22,516,232.64	$688,818.80	0.23%	$2,324,020.65	0.22%
	April	$19,351,364.19	$598,692.53	0.20%	$2,787,585.40	0.26%
	May	$16,626,935.33	$517,598.85	0.17%	$2,397,118.40	0.22%
	June	$13,437,868.39	$413,377.96	0.14%	$2,939,187.25	0.27%
	July	$10,213,363.93	$317,376.48	0.10%	$3,039,267.10	0.28%
	August	$7,320,614.87	$231,031.65	0.08%	$2,762,148.65	0.26%
	September	$3,941,707.44	$127,634.06	0.04%	$3,323,259.48	0.31%
	October	$73,103.15	$2,583.11	0.00%	$3,904,781.30	0.37%
	November	$0.00	$0.00	0.00%	$73,822.00	0.01%

Total			$304,094,571.32	100.00%	$1,068,993,286.24	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,373,087,857.56

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2023	Car	19	14.29%	$8,695	19.73%	47.66%
	CUV	212	19.89%	$4,896	10.73%	22.43%
	SUV	4	9.30%	$5,185	7.55%	15.20%
	Truck	19	7.60%	$8,529	15.05%	27.95%

	Total/Average	254	17.02%	$5,456	11.68%	24.35%

NOVEMBER 2023	Car	21	15.56%	$6,315	12.97%	32.48%
	CUV	343	32.64%	$3,196	7.11%	14.58%
	SUV	9	23.68%	$4,755	6.51%	13.36%
	Truck	43	16.35%	$5,007	9.01%	16.53%

	Total/Average	416	27.98%	$3,574	7.63%	15.57%

DECEMBER 2023	Car	15	15.96%	$5,527	11.16%	28.67%
	CUV	266	29.42%	$3,079	6.98%	13.85%
	SUV	5	12.82%	$5,779	7.74%	16.62%
	Truck	56	20.22%	$4,662	8.54%	15.31%

	Total/Average	342	26.03%	$3,485	7.50%	14.75%